Capital and financing transactions - Schedule of capital and financing transactions (Parenthetical) (Detail)	Feb. 28, 2023
Shareholder Dividend And Share Purchase Plan [member]
Disclosure of classes of share capital [line items]
Treasury shares reissued discount as a percentage of average market price	2.00%